N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
Entity Central Index Key	0000044393
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
Historical Current Limits on Index Gains
Renewal rates for contracts issued in 2024 with term start dates from April 16, 2025 through April 30, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	14.50%	-	17.50%	-	21.00%	-	Uncapped	108%
	-20% Buffer	10.25%	-	11.50%	-	13.50%	-	12.50%	-
3-year	-10% Buffer	Uncapped	101%	-		-		Uncapped	152%
	-20% Buffer	42.00%	-	-		-		Uncapped	124%
6-year	-10% Buffer	Uncapped	115%	-		-		Uncapped	173%
	-20% Buffer	90.50%	-	-		-		Uncapped	149%
	-30% Buffer	69.00%	-	-		-		Uncapped	131%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.05%
Renewal rates for contracts issued in 2024 with term start dates from May 01, 2025 through May 15, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	14.75%	-	18.00%	-	20.25%	-	Uncapped	110%
	-20% Buffer	10.25%	-	11.50%	-	13.25%	-	13.25%	-
3-year	-10% Buffer	Uncapped	106%	-		-		Uncapped	157%
	-20% Buffer	48.25%	-	-		-		Uncapped	127%
6-year	-10% Buffer	Uncapped	122%	-		-		Uncapped	177%
	-20% Buffer	115.25%	-	-		-		Uncapped	167%
	-30% Buffer	74.25%	-	-		-		Uncapped	148%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.10%
Renewal rates for contracts issued in 2024 with term start dates from May 16, 2025 through May 31, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	18.50%	-	23.00%	-	26.00%	-	Uncapped	105%
	-20% Buffer	12.50%	-	14.50%	-	14.25%	-	14.50%	-
3-year	-10% Buffer	Uncapped	108%	-		-		Uncapped	150%
	-20% Buffer	57.00%	-	-		-		Uncapped	122%
6-year	-10% Buffer	Uncapped	124%	-		-		Uncapped	174%
	-20% Buffer	157.50%	-	-		-		Uncapped	164%
	-30% Buffer	82.25%	-	-		-		Uncapped	144%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.10%
Renewal rates for contracts issued in 2024 with term start dates from June 01, 2025 through June 15, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	20.25%	-	24.75%	-	20.00%	-	Uncapped	107%
	-20% Buffer	13.00%	-	15.25%	-	12.00%	-	14.25%	-
3-year	-10% Buffer	Uncapped	109%	-		-		Uncapped	149%
	-20% Buffer	63.50%	-	-		-		Uncapped	122%
6-year	-10% Buffer	Uncapped	123%	-		-		Uncapped	173%
	-20% Buffer	158.50%	-	-		-		Uncapped	163%
	-30% Buffer	81.75%	-	-		-		Uncapped	144%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.10%
Renewal rates for contracts issued in 2024 with term start dates from June 16, 2025 through June 30, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	18.25%	-	21.75%	-	20.25%	-	Uncapped	111%
	-20% Buffer	12.00%	-	13.75%	-	12.25%	-	14.75%	-
3-year	-10% Buffer	Uncapped	106%	-		-		Uncapped	155%
	-20% Buffer	52.25%	-	-		-		Uncapped	128%
6-year	-10% Buffer	Uncapped	119%	-		-		Uncapped	179%
	-20% Buffer	102.75%	-	-		-		Uncapped	169%
	-30% Buffer	73.00%	-	-		-		Uncapped	150%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.15%
Renewal rates for contracts issued in 2024 with term start dates from July 01, 2025 through July 15, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	15.50%	-	16.75%	-	17.75%	-	Uncapped	114%
	-20% Buffer	11.00%	-	11.25%	-	11.25%	-	14.75%	-
3-year	-10% Buffer	50.25%	-	-		-		Uncapped	158%
	-20% Buffer	36.25%	-	-		-		Uncapped	130%
6-year	-10% Buffer	Uncapped	109%	-		-		Uncapped	180%
	-20% Buffer	87.50%	-	-		-		Uncapped	171%
	-30% Buffer	64.75%	-	-		-		Uncapped	152%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.10%
Renewal rates for contracts issued in 2024 with term start dates from July 16, 2025 through July 31, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	16.25%	-	17.50%	-	20.00%	-	Uncapped	115%
	-20% Buffer	11.50%	-	11.50%	-	11.75%	-	15.25%	-
3-year	-10% Buffer	63.50%	-	-		-		Uncapped	158%
	-20% Buffer	38.75%	-	-		-		Uncapped	130%
6-year	-10% Buffer	Uncapped	113%	-		-		Uncapped	181%
	-20% Buffer	103.50%	-	-		-		Uncapped	171%
	-30% Buffer	69.00%	-	-		-		Uncapped	152%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.15%
Renewal rates for contracts issued in 2024 with term start dates from August 1, 2025 through August 31, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	15.25%	-	15.50%	-	16.600%	-	Uncapped	117%
	-20% Buffer	10.75%	-	10.25%	-	9.75%	-	17.25%	-
3-year	-10% Buffer	53.25%	-	-		-		Uncapped	164%
	-20% Buffer	37.25%	-	-		-		Uncapped	136%
6-year	-10% Buffer	Uncapped	112%	-		-		Uncapped	187%
	-20% Buffer	96.00%	-	-		-		Uncapped	177%
	-30% Buffer	67.00%	-	-		-		Uncapped	158%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.15%
Renewal rates for contracts issued in 2024 with term start dates from August 16, 2025 through August 31, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	11.75%	-	11.75%	-	15.00%	-	Uncapped	123%
	-20% Buffer	9.25%	-	8.00%	-	10.00%	-	19.50%	-
3-year	-10% Buffer	39.00%	-	-		-		Uncapped	171%
	-20% Buffer	32.25%	-	-		-		Uncapped	141%
6-year	-10% Buffer	Uncapped	103%	-		-		Uncapped	192%
	-20% Buffer	73.50%	-	-		-		Uncapped	183%
	-30% Buffer	58.75%	-	-		-		Uncapped	163%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.10%
Renewal rates for contracts issued in 2024 with term start dates from September 01, 2025 through September 15, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	13.75%	-	13.75%	-	18.75%	-	Uncapped	111%
	-20% Buffer	10.25%	-	9.50%	-	10.75%	-	11.25%	-
3-year	-10% Buffer	44.25%	-	-		-		Uncapped	158%
	-20% Buffer	32.50%	-	-		-		Uncapped	130%
6-year	-10% Buffer	Uncapped	102%	-		-		Uncapped	178%
	-20% Buffer	78.00%	-	-		-		Uncapped	170%
	-30% Buffer	57.25%	-	-		-		Uncapped	151%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.15%
Renewal rates for contracts issued in 2024 with term start dates from September 16, 2025 through September 30, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	13.00%	-	12.50%	-	17.00%	-	Uncapped	114%
	-20% Buffer	9.75%	-	8.75%	-	10.25%	-	11.50%	-
3-year	-10% Buffer	43.50%	-	-		-		Uncapped	163%
	-20% Buffer	32.25%	-	-		-		Uncapped	134%
6-year	-10% Buffer	Uncapped	102%	-		-		Uncapped	183%
	-20% Buffer	82.25%	-	-		-		Uncapped	175%
	-30% Buffer	60.75%	-	-		-		Uncapped	156%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.15%
Renewal rates for contracts issued in 2024 with term start dates from October 01, 2025 through October 15, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	13.25%	-	13.25%	-	14.25%	-	Uncapped	112%
	-20% Buffer	10.00%	-	9.25%	-	10.00%	-	11.25%	-
3-year	-10% Buffer	46.00%	-	-		-		Uncapped	162%
	-20% Buffer	33.00%	-	-		-		Uncapped	133%
6-year	-10% Buffer	Uncapped	105%	-		-		Uncapped	183%
	-20% Buffer	96.25%	-	-		-		Uncapped	174%
	-30% Buffer	65.75%	-	-		-		Uncapped	155%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.20%
Renewal rates for contracts issued in 2024 with term start dates from October 16, 2025 through October 31, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	14.25%	-	14.00%	-	15.00%	-	Uncapped	110%
	-20% Buffer	10.50%	-	9.50%	-	10.25%	-	11.50%	-
3-year	-10% Buffer	45.50%	-	-		-		Uncapped	162%
	-20% Buffer	33.25%	-	-		-		Uncapped	133%
6-year	-10% Buffer	Uncapped	101%	-		-		Uncapped	184%
	-20% Buffer	75.50%	-	-		-		Uncapped	175%
	-30% Buffer	56.75%	-	-		-		Uncapped	156%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.20%
Renewal rates for contracts issued in 2024 with term start dates from November 01, 2025 through November 15, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	16.25%	-	15.50%	-	17.00%	-	Uncapped	107%
	-20% Buffer	11.50%	-	10.75%	-	10.25%	-	12.00%	-
3-year	-10% Buffer	66.75%	-	-		-		Uncapped	155%
	-20% Buffer	37.25%	-	-		-		Uncapped	128%
6-year	-10% Buffer	Uncapped	108%	-		-		Uncapped	177%
	-20% Buffer	111.00%	-	-		-		Uncapped	168%
	-30% Buffer	68.25%	-	-		-		Uncapped	149%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.20%
Renewal rates for contracts issued in 2024 with term start dates from November 16, 2025 through November 30, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	15.00%	-	14.50%	-	15.25%	-	Uncapped	111%
	-20% Buffer	10.75%	-	10.00%	-	10.00%	-	11.75%	-
3-year	-10% Buffer	Uncapped	101%	-		-		Uncapped	159%
	-20% Buffer	38.50%	-	-		-		Uncapped	131%
6-year	-10% Buffer	Uncapped	110%	-		-		Uncapped	181%
	-20% Buffer	Uncapped	102%	-		-		Uncapped	171%
	-30% Buffer	68.25%	-	-		-		Uncapped	153%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.15%
Renewal rates for contracts issued in 2024 with term start dates from December 01, 2025 through December 15, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	16.50%	-	16.50%	-	17.25%	-	Uncapped	110%
	-20% Buffer	11.50%	-	11.25%	-	11.00%	-	12.50%	-
3-year	-10% Buffer	129.50%	-	-		-		Uncapped	157%
	-20% Buffer	39.00%	-	-		-		Uncapped	130%
6-year	-10% Buffer	Uncapped	105%	-		-		Uncapped	178%
	-20% Buffer	106.25%	-	-		-		Uncapped	168%
	-30% Buffer	63.00%	-	-		-		Uncapped	150%
Performance Lock may not be available on all strategies.
1-year
Fixed Rate Strategy: 3.20%
Renewal rates for contracts issued in 2024 with term start dates from December 16, 2025 through December 31, 2025

	Protection Strategy	S&P 500 ®		Nasdaq-100 ®		MSCI EAFE		SG Smart Climate
Strategy Terms		Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate	Cap Rate	Upside+ Rate
1-year	-10% Buffer	19.25%	-	22.25%	-	23.50%	-	Uncapped	108%
	-20% Buffer	13.00%	-	15.00%	-	13.00%	-	12.75%	-
3-year	-10% Buffer	Uncapped	107%	-		-		Uncapped	155%
	-20% Buffer	54.25%	-	-		-		Uncapped	128%
6-year	-10% Buffer	Uncapped	106%	-		-		Uncapped	168%
	-20% Buffer	123.00%	-	-		-		Uncapped	159%
	-30% Buffer	66.50%	-	-		-		Uncapped	140%